Share-based compensation - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Share based compensation weighted average fair value of the options granted			$ 10.06
share-based compensation expense	$ 923,000	$ 611	$ 2,810,000	$ 1,604
General and Administrative [Member]
share-based compensation expense	845,000	374	2,432,000	973
Research and Development [Member]
share-based compensation expense	78,000	237	$ 378,000	$ 631
Renalytix AI plc Share Option Plan [Member]
Share based Compensation options vested			80,724
Share based compensation weighted average fair value of the options granted			$ 6.02	$ 4.51
Unrecognized compensation expense related to stock options	8,100,000		$ 8,100,000
Unrecognized compensation expense related to stock options weighted average period			1 year 10 months 28 days
Share based compensation weighted aggregate intrinsic value of the options outstanding	4,400,000		$ 4,400,000
Share based compensation weighted aggregate intrinsic value of the options exercisable	$ 4,400,000		$ 4,400,000
Equity Incentive Plan [Member]
Common stock reserved for future issuance	2,642,062		2,642,062
Equity Incentive Plan [Member] | Restricted Stock [Member]
Share based Compensation options granted			1,077,100
Share based Compensation options granted percentage			25.00%
Share based Payment terms of award description			The options granted as of March 31, 2022 vest equally over twelve quarters following the grant date, with the exception of 80,724 options which vested immediately when granted, 1,077,100 options which vest 25% on the one year anniversary and equally over twelve quarters following the one year anniversary
Equity Incentive Plan [Member] | Restricted Stock [Member] | 1/12th on the one year anniversary [Member]
Share based Compensation options granted			500,000
Share based Compensation options granted percentage			0.08%
Employee Share Purchase Plan Member [Member]
Share based compensation,number of shares authorized for issuance	850,000		850,000
Share based compensation,purchase price of common stock at lower of the fair market value on the first day of offering period or purchase date percent			85.00%
Share based compensation,Employees may contribute upto their eligible compensation for purchase of common stock ,Percentage	15.00%		15.00%
Share based compensation,Purchase of Maximum number of shares worth of common stock for each calender year in which rights is outstanding			25,000
Share based compensation, number of shares purchased			10,920
Employee Share Purchase Plan Member [Member] | General and Administrative [Member]
share-based compensation expense	$ 200,000	$ 20,000.00	$ 70,000.00	$ 50,000.00
Employee Share Purchase Plan Member [Member] | Maximum [Member]
Share based compensation,increase in number of shares for a period			10 years
Employee Share Purchase Plan Member [Member] | Minimum [Member]
Increase in number of shares percentage of the total number of shares common stock outstanding during preceding calendar year End			1.00%
Share based compensation,Minimum number of shares to be added for each preceding calendar year end			2,000,000